Warrant liabilities	6 Months Ended
Jun. 30, 2026
Warrants and Rights Note Disclosure [Abstract]
Warrant liabilities
12. Warrant liabilities:

On June 23, 2026, the Company completed a private placement pursuant to a Securities Purchase Agreement, issuing 1,600,000 common shares, 3,254,369 Pre-Funded Warrants and 4,854,369 Common Warrants for aggregate gross proceeds of approximately $10,000.

The Pre-Funded Warrants are exercisable for up to 3,254,369 common shares at an exercise price of $0.00001 per share and remain exercisable until exercised in full. The Pre-Funded Warrants were classified as liabilities and recorded at fair value on the issuance date due to the US dollar denominated exercise price relative to the Company's Canadian dollar functional currency. The initial fair value of Pre-Funded Warrants was $6,639 at issuance.

The Common Warrants are exercisable for up to 4,854,369 common shares at an exercise price of $2.06 per share and expire two years from the initial exercise date. The Common Warrants contain certain provisions that may, under specified circumstances, require settlement based on the Black-Scholes value of the warrants in cash. The Common Warrants have a US dollar denominated exercise price relative to the Company's Canadian dollar functional currency. The Common Warrants were classified as a liabilities and recorded at fair value on the issuance date. The initial fair value of the Common Warrants was $3,220 at issuance.

During the quarter ended June 30, 2026, the Company recorded a change in the fair value of warrant liabilities of $1,496 in the condensed consolidated statement of operations. At the end of June 30, 2026, the fair value of warrant liabilities was $11,337.

The fair value of the Pre-Funded Warrant liability approximates the market value of the underlying common shares due to its nominal exercise price.

The fair value of the Common Warrants, at the date of issuance on June 23, 2026 and reporting date on June 30, 2026, using the Black-Scholes-Merton ("BSM") option pricing model and the following assumptions:

	June 23, 2026	June 30, 2026
Expected volatility	54.0%	55.0%
Share price	$2.04	$2.26
Risk-free interest rate (%)	4.38%	4.31%
Expected life (years)	2.0 years	1.98 years
Dividend yield (%)	nil	nil

The following table presents the changes in the warrant liability during the period:

	June 30, 2026
	Pre-Funded Warrants	Common Warrants	Total
Initial balance	$6,639	$3,220	$9,859
Change in fair value of warrant liability	725	771	1,496
Foreign currency remeasurement	(9)	(9)	(18)
Ending balance	$7,355	$3,982	$11,337